Document	Sep. 17, 2026
Document Information [Line Items]
Document Type	8-K
Entity Registrant Name	BRUNSWICK CORPORATION
Entity Incorporation, State or Country Code	DE
Entity File Number	001-01043
Entity Tax Identification Number	36-0848180
Entity Address, Address Line One	26125 N. Riverwoods Blvd., Suite 500
Entity Address, City or Town	Mettawa
Entity Address, State or Province	IL
Entity Address, Postal Zip Code	60045-3420
City Area Code	(847)
Local Phone Number	735-4700
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0000014930
Amendment Flag	false
Document Period End Date	Sep. 17, 2026
6.375% Senior Notes due 2049 [Member]
Document Information [Line Items]
Title of 12(b) Security	6.375% Senior Notes due 2049
Trading Symbol	BC-C
Security Exchange Name	NYSE
CHICAGO STOCK EXCHANGE, INC [Member]
Document Information [Line Items]
Security Exchange Name	CHX
CHICAGO STOCK EXCHANGE, INC [Member] | Common Stock [Member]
Document Information [Line Items]
Title of 12(b) Security	Common stock, par value $0.75 per share
Trading Symbol	BC
NEW YORK STOCK EXCHANGE, INC. [Member] | Common Stock [Member]
Document Information [Line Items]
Title of 12(b) Security	Common stock, par value $0.75 per share
Trading Symbol	BC
Security Exchange Name	NYSE